Business combinations - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Jan. 03, 2022	Dec. 31, 2021	Jun. 01, 2021	May 28, 2021	Apr. 30, 2021	Apr. 16, 2021	Jan. 29, 2021
Acquisition Of Escuela de Internet [Member]
Disclosure of geographical areas [line items]
Percentage of voting equity interests acquired							100.00%
Suiteshare [Member]
Disclosure of geographical areas [line items]
Purchase Price Of Cash Consideration					$ 1.8
Amount of earn-out to be paid in cash		$ 0.2
Shares Consideration				$ 1.3
Work Area [Member]
Disclosure of geographical areas [line items]
Percentage of voting equity interests acquired								100.00%
Purchase Price Of Cash Consideration						$ 0.5		$ 0.2
Amount of earn-out to be paid in cash	$ 0.7		$ 0.8